ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advances from customers	¥ 176,256		¥ 117,451	¥ 63,456
Salary and welfare payables	74,886		53,731
Current portion of operating lease liabilities	65,740		37,713
Payable to marketplace sellers (Note)	48,362		29,867
Liability under reverse factoring program	46,900
Deposits from marketplace sellers	26,307		13,564
Accrued delivery service fees	27,198		21,108
Accrued fulfillment expenses	12,545		13,274
Tax Payables	10,935		9,576
Accrued advertising expense	3,794		3,244
Others	30,045		27,590
Total	¥ 522,968	$ 82,065	¥ 327,118